Warrants reserve	3 Months Ended
Nov. 30, 2023
Warrants Reserve
Warrants reserve

13.	Warrants reserve

	Number of warrants	Weighted average exercise price per share	Weighted average remaining contractual life (years)
Balance – August 31, 2023	38,968,037	$0.68	2.8
Balance – November 30, 2023	38,968,037	$0.68	2.5

As at November 30, 2023, the following warrants were outstanding:

	Number of Warrants	Exercise price		Expiry date
Private placement financing warrants - December 23, 2020	2,777,268	$1.50		December 23, 2023
Private placement financing warrants - February 11, 2021	16,461,539	$0.80		February 11, 2026
Private placement financing broker warrants - February 11, 2021	1,152,307	$0.80		February 11, 2026
Private placement financing warrants – January 26, 2022	17,948,718	$0.44		January 26, 2027
Private placement financing placement agent warrants – January 26, 2022	628,205	$0.44		January 26, 2027
Balance – November 30, 2023	38,968,037	$0.68	(1)

(1)	Total represents weighted average.